First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 65.8%
	Construction & Engineering — 3.9%
757,407	Fluor Corp. (b)	$42,997,995
215,528	Quanta Services, Inc.	87,532,387
		130,530,382
	Electric Utilities — 18.8%
52,640	ALLETE, Inc.	3,470,555
544,241	Alliant Energy Corp.	35,381,107
697,568	American Electric Power Co., Inc.	78,922,844
36,360	Constellation Energy Corp.	12,647,462
208,749	Duke Energy Corp.	25,392,228
42,107	Emera, Inc. (CAD)	1,977,109
1,066,038	Enel S.p.A., ADR	9,445,097
758,575	Entergy Corp.	68,597,937
713,694	Evergy, Inc.	50,529,535
76,820	Exelon Corp.	3,452,291
368,568	FirstEnergy Corp.	15,741,539
583,160	Fortis, Inc. (CAD)	28,535,110
138,023	Iberdrola S.A., ADR	9,696,116
252,938	IDACORP, Inc.	31,700,720
338,053	NextEra Energy, Inc.	24,022,046
899,608	PG&E Corp.	12,612,504
2,399,176	PPL Corp.	85,626,592
841,515	Southern (The) Co.	79,506,337
658,989	Xcel Energy, Inc.	48,396,152
		625,653,281
	Electrical Equipment — 0.9%
147,666	Generac Holdings, Inc. (b)	28,749,093
	Energy Equipment & Services — 0.5%
762,778	Archrock, Inc.	17,818,494
	Gas Utilities — 9.5%
864,424	AltaGas Ltd. (CAD)	25,522,218
347,569	Atmos Energy Corp.	54,192,958
59,285	Chesapeake Utilities Corp.	7,107,086
1,430,828	National Fuel Gas Co.	124,181,562
723,250	New Jersey Resources Corp.	33,204,408
452,111	ONE Gas, Inc.	32,868,470
1,089,627	UGI Corp.	39,422,705
		316,499,407
	Independent Power and Renewable Electricity Producers — 3.4%
628,181	AES (The) Corp.	8,260,580
1,219,925	Clearway Energy, Inc., Class A	37,549,291
105,141	Northland Power, Inc. (CAD)	1,717,951
357,072	Orsted A/S, ADR (b)	5,581,035
291,207	Vistra Corp.	60,728,308
		113,837,165
Shares	Description	Value

	Multi-Utilities — 11.3%
171,775	Ameren Corp.	$17,371,606
1,090,129	Atco Ltd., Class I (CAD)	39,479,412
80,374	Canadian Utilities Ltd., Class A (CAD)	2,237,896
1,252,786	CenterPoint Energy, Inc.	48,633,153
468,277	CMS Energy Corp.	34,558,843
913,381	Dominion Energy, Inc.	53,387,119
451,920	DTE Energy Co.	62,550,247
221,176	NiSource, Inc.	9,388,921
397,069	Public Service Enterprise Group, Inc.	35,652,825
473,656	Sempra	38,688,222
321,848	WEC Energy Group, Inc.	35,107,180
		377,055,424
	Oil, Gas & Consumable Fuels — 17.0%
238,807	Cheniere Energy, Inc.	56,329,795
580,407	DT Midstream, Inc.	59,625,211
706,837	Enbridge, Inc.	32,012,648
47,484	Gulfport Energy Corp. (b)	8,268,389
1,698,591	Keyera Corp. (CAD)	53,326,147
3,910,051	Kinder Morgan, Inc.	109,716,031
987,775	ONEOK, Inc.	81,106,205
322,585	Targa Resources Corp.	53,681,370
781,856	TC Energy Corp.	37,435,265
1,291,603	Williams (The) Cos., Inc.	77,431,600
		568,932,661
	Water Utilities — 0.5%
11,149	American Water Works Co., Inc.	1,563,536
416,111	Essential Utilities, Inc.	15,312,885
		16,876,421
	Total Common Stocks	2,195,952,328
	(Cost $1,540,150,248)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.8%
	Chemicals — 0.7%
1,068,440	Westlake Chemical Partners, L.P.	23,537,733
	Energy Equipment & Services — 0.1%
154,088	USA Compression Partners, L.P.	3,674,999
	Oil, Gas & Consumable Fuels — 28.0%
527,045	Cheniere Energy Partners, L.P.	30,394,685
13,475,571	Energy Transfer, L.P.	243,099,301
8,244,361	Enterprise Products Partners, L.P.	255,492,747

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
537,382	Hess Midstream, L.P., Class A (c)	$23,392,239
3,156,963	MPLX, L.P.	165,740,558
7,784,152	Plains GP Holdings, L.P., Class A (c)	152,569,379
1,155,869	Sunoco, L.P.	63,931,114
		934,620,023
	Total Master Limited Partnerships	961,832,755
	(Cost $569,326,239)

Shares	Description	Value
MONEY MARKET FUNDS — 5.1%
168,624,203	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (d)	168,624,203
	(Cost $168,624,203)

	Total Investments — 99.7%	3,326,409,286
	(Cost $2,278,100,690)
	Net Other Assets and Liabilities — 0.3%	8,367,000
	Net Assets — 100.0%	$3,334,776,286

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,195,952,328	$ 2,195,952,328	$ —	$ —
Master Limited Partnerships*	961,832,755	961,832,755	—	—
Money Market Funds	168,624,203	168,624,203	—	—
Total Investments	$3,326,409,286	$3,326,409,286	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 90.5%
	Construction & Engineering — 4.5%
6,105	Fluor Corp. (b)	$346,581
1,134	Quanta Services, Inc.	460,551
		807,132
	Electric Utilities — 37.6%
627	ALLETE, Inc.	41,338
4,081	Alliant Energy Corp.	265,306
9,388	American Electric Power Co., Inc.	1,062,158
668	Constellation Energy Corp.	232,357
4,992	Duke Energy Corp.	607,227
346	Edison International	18,034
214	Emera, Inc. (CAD)	10,048
23,754	Enel S.p.A., ADR	210,461
5,892	Entergy Corp.	532,814
6,523	Evergy, Inc.	461,828
5,741	Fortis, Inc. (CAD)	280,918
7,657	Hydro One Ltd. (CAD) (c) (d)	270,780
2,973	Iberdrola S.A., ADR	208,853
3,770	IDACORP, Inc.	472,494
2,366	NextEra Energy, Inc.	168,128
2,487	OGE Energy Corp.	112,960
4,565	PG&E Corp.	64,001
17,368	PPL Corp.	619,864
5,573	Southern (The) Co.	526,537
8,923	Xcel Energy, Inc.	655,305
		6,821,411
	Electrical Equipment — 1.2%
1,063	Generac Holdings, Inc. (b)	206,955
	Gas Utilities — 8.8%
3,441	AltaGas Ltd. (CAD)	101,596
2,187	Atmos Energy Corp.	340,997
599	Chesapeake Utilities Corp.	71,808
6,778	National Fuel Gas Co.	588,262
623	New Jersey Resources Corp.	28,602
4,521	ONE Gas, Inc.	328,677
3,523	UGI Corp.	127,462
		1,587,404
	Independent Power and Renewable Electricity Producers — 8.5%
1,806	AES (The) Corp.	23,749
19,218	Clearway Energy, Inc., Class A	591,530
6,700	EDP Renovaveis S.A. (EUR) (e)	78,663
5,182	Northland Power, Inc. (CAD)	84,671
1,182	Orsted A/S (DKK) (b) (c) (d) (e)	55,710
3,408	Vistra Corp.	710,704
		1,545,027
Shares	Description	Value

	Multi-Utilities — 18.4%
4,613	Ameren Corp.	$466,513
5,107	Atco Ltd., Class I (CAD)	184,952
2,274	CenterPoint Energy, Inc.	88,277
3,848	CMS Energy Corp.	283,982
10,806	Dominion Energy, Inc.	631,611
4,311	DTE Energy Co.	596,685
5,830	Public Service Enterprise Group, Inc.	523,476
2,389	Sempra	195,133
3,375	WEC Energy Group, Inc.	368,145
		3,338,774
	Oil, Gas & Consumable Fuels — 8.4%
711	Cheniere Energy, Inc.	167,711
2,494	DT Midstream, Inc.	256,209
242	Gulfport Energy Corp. (b)	42,139
1,184	Targa Resources Corp.	197,029
11,010	TC Energy Corp.	527,159
5,643	Williams (The) Cos., Inc.	338,298
		1,528,545
	Professional Services — 1.8%
394	Amentum Holdings, Inc. (b)	9,838
2,241	Jacobs Solutions, Inc.	317,931
		327,769
	Semiconductors & Semiconductor Equipment — 0.4%
440	First Solar, Inc. (b)	76,881
	Water Utilities — 0.9%
423	American Water Works Co., Inc.	59,322
2,670	Essential Utilities, Inc.	98,256
		157,578
	Total Common Stocks	16,397,476
	(Cost $13,727,737)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 4.9%
	Independent Power and Renewable Electricity Producers — 1.9%
12,761	Brookfield Renewable Partners, L.P. (CAD)	351,720
	Oil, Gas & Consumable Fuels — 3.0%
9,320	Cheniere Energy Partners, L.P.	537,484
	Total Master Limited Partnerships	889,204
	(Cost $836,004)

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 4.6%
839,232	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (f)	$839,232
	(Cost $839,232)

	Total Investments — 100.0%	18,125,912
	(Cost $15,402,973)
	Net Other Assets and Liabilities — 0.0%	3,666
	Net Assets — 100.0%	$18,129,578

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $134,373 or 0.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(f)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power and Renewable Electricity Producers	$ 1,545,027	$ 1,410,654	$ 134,373	$ —
Other Industry Categories*	14,852,449	14,852,449	—	—
Master Limited Partnerships*	889,204	889,204	—	—
Money Market Funds	839,232	839,232	—	—
Total Investments	$18,125,912	$17,991,539	$134,373	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 70.1%
	Construction & Engineering — 2.3%
38,594	Fluor Corp. (b)	$2,190,981
15,889	Quanta Services, Inc.	6,453,000
		8,643,981
	Electric Utilities — 7.6%
5,690	ALLETE, Inc.	375,142
15,596	Alliant Energy Corp.	1,013,896
32,213	American Electric Power Co., Inc.	3,644,579
260,576	Enel S.p.A., ADR	2,308,703
35,125	Entergy Corp.	3,176,354
42,162	Evergy, Inc.	2,985,070
35,165	Iberdrola S.A., ADR	2,470,341
17,025	IDACORP, Inc.	2,133,743
24,147	NextEra Energy, Inc.	1,715,886
90,060	PG&E Corp.	1,262,641
93,872	PPL Corp.	3,350,292
28,351	Southern (The) Co.	2,678,602
24,788	Xcel Energy, Inc.	1,820,431
		28,935,680
	Electrical Equipment — 0.8%
14,775	Generac Holdings, Inc. (b)	2,876,545
	Energy Equipment & Services — 6.3%
196,286	Archrock, Inc.	4,585,241
42,440	Baker Hughes Co.	1,911,922
30,345	Cactus, Inc., Class A	1,283,897
152,051	Halliburton Co.	3,405,942
70,025	Helmerich & Payne, Inc.	1,135,105
173,375	NOV, Inc.	2,181,058
146,322	Schlumberger N.V.	4,945,684
129,025	TechnipFMC PLC	4,692,639
		24,141,488
	Gas Utilities — 5.3%
66,799	AltaGas Ltd. (CAD)	1,972,248
18,556	Atmos Energy Corp.	2,893,252
135,799	National Fuel Gas Co.	11,785,995
13,036	ONE Gas, Inc.	947,717
79,058	UGI Corp.	2,860,318
		20,459,530
	Independent Power and Renewable Electricity Producers — 3.0%
31,814	AES (The) Corp.	418,354
116,257	Clearway Energy, Inc., Class A	3,578,391
36,263	Vistra Corp.	7,562,286
		11,559,031
	Multi-Utilities — 5.4%
9,809	Ameren Corp.	991,984
Shares	Description	Value

	Multi-Utilities (Continued)
147,194	Atco Ltd., Class I (CAD)	$5,330,683
104,836	CenterPoint Energy, Inc.	4,069,734
12,480	CMS Energy Corp.	921,024
26,737	Dominion Energy, Inc.	1,562,778
6,548	DTE Energy Co.	906,309
20,687	Public Service Enterprise Group, Inc.	1,857,486
54,439	Sempra	4,446,577
5,515	WEC Energy Group, Inc.	601,576
		20,688,151
	Oil, Gas & Consumable Fuels — 39.0%
114,317	Canadian Natural Resources Ltd. (CAD)	3,618,608
18,318	Cheniere Energy, Inc.	4,320,850
19,396	Core Natural Resources, Inc.	1,431,619
102,184	Coterra Energy, Inc.	2,492,268
80,429	DHT Holdings, Inc.	891,958
26,256	Diamondback Energy, Inc.	3,903,217
36,464	DT Midstream, Inc.	3,745,947
60,274	Enbridge, Inc.	2,729,809
57,148	EOG Resources, Inc.	6,858,903
47,780	EQT Corp.	2,568,175
23,544	Expand Energy Corp.	2,466,940
161,859	Exxon Mobil Corp.	18,069,939
37,916	Frontline PLC	698,413
5,372	Gulfport Energy Corp. (b)	935,426
30,462	HF Sinclair Corp.	1,338,500
187,084	Imperial Oil Ltd. (CAD)	15,598,885
32,159	International Seaways, Inc.	1,283,144
92,471	Keyera Corp. (CAD)	2,903,066
352,317	Kinder Morgan, Inc.	9,886,015
6,352	Marathon Petroleum Corp.	1,081,047
28,610	Okeanis Eco Tankers Corp. (c) (d)	676,912
113,484	ONEOK, Inc.	9,318,171
7,846	Phillips 66	969,609
66,935	Range Resources Corp.	2,457,853
240,628	Shell PLC, ADR	17,375,748
22,402	SM Energy Co.	618,071
25,193	Suncor Energy, Inc. (CAD)	993,647
33,914	Targa Resources Corp.	5,643,629
93,128	TC Energy Corp.	4,458,969
246,455	TotalEnergies SE, ADR	14,676,395
60,556	Tourmaline Oil Corp. (CAD)	2,577,214
6,055	Valero Energy Corp.	831,412
32,971	Williams (The) Cos., Inc.	1,976,611
		149,396,970

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.2%
4,938	First Solar, Inc. (b)	$862,817
	Water Utilities — 0.2%
24,993	Essential Utilities, Inc.	919,742
	Total Common Stocks	268,483,935
	(Cost $228,310,958)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 26.9%
	Energy Equipment & Services — 0.2%
37,201	USA Compression Partners, L.P.	887,244
	Oil, Gas & Consumable Fuels — 26.7%
94,121	Alliance Resource Partners, L.P.	2,492,324
68,190	Cheniere Energy Partners, L.P.	3,932,517
1,445,672	Energy Transfer, L.P.	26,079,923
890,077	Enterprise Products Partners, L.P.	27,583,486
169,347	Kimbell Royalty Partners, L.P. (e)	2,518,190
353,074	MPLX, L.P.	18,536,385
18,133	Natural Resource Partners, L.P.	1,857,182
514,850	Plains GP Holdings, L.P., Class A (e)	10,091,060
102,700	Sunoco, L.P.	5,680,337
220,003	TXO Partners, L.P.	3,344,046
		102,115,450
	Total Master Limited Partnerships	103,002,694
	(Cost $78,787,136)

Shares	Description	Value
MONEY MARKET FUNDS — 2.8%
10,832,873	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (f)	10,832,873
	(Cost $10,832,873)

	Total Investments — 99.8%	382,319,502
	(Cost $317,930,967)
	Net Other Assets and Liabilities — 0.2%	772,095
	Net Assets — 100.0%	$383,091,597

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 268,483,935	$ 268,483,935	$ —	$ —
Master Limited Partnerships*	103,002,694	103,002,694	—	—
Money Market Funds	10,832,873	10,832,873	—	—
Total Investments	$382,319,502	$382,319,502	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.